Members of the Supervisory Board	12 Months Ended
Dec. 31, 2020
Members Of Supervisory Board
Members of the Supervisory Board

30. Members of the Supervisory Board

Name	Nationality	Age	Position	Date of first appointment	Term until
Dr. Ulrich Granzer	German	60	Chair	May 12, 2006	2021

Curriculum vitae

Dr. Ulrich Granzer, Supervisory Board Chairman, is a founder and owner of Granzer Regulatory Consulting & Services and has been a Supervisory Board member since 2006. Previously, he was Head of Regulatory Affairs at Glaxo, and VP Global Regulatory Centers BASF Pharma and VP Global Regulatory Affairs at Bayer Pharma. He is a proven expert in the drug approval area.

He studied pharmaceuticals at Phillips University Marburg before receiving his doctorate from Tübingen University.

Jürgen Baumann	German	66	Deputy Chair	May 24, 2007	2021

Curriculum vitae

Mr. Jürgen Baumann, Deputy Supervisory Board Chairman, is an independent management consultant. He has held various management positions, including on the Management Board of Schwarz Pharma AG, where he was responsible for sales and marketing in Europe.

Mr. Baumann studied economic sciences at Wuppertal University.

John Borer	U.S.	63	Member	May 31, 2016	2021

Curriculum vitae	Dr. John Borer is Senior Managing Director and Head of Investment Banking at The Benchmark Company, LLC. He was previously CEO and Head of Investment Banking at Rodman & Renshaw and held management positions at Pacific Business Credit as well as at Barclays American Business Credit. His law doctorate was awarded by the Loyola Law School in Los Angeles.

Reinhard Eyring	German	62	Member	February 7, 2018	2021

Curriculum vitae

Reinhard Eyring is a partner and Head of Germany at Ashurst LLP. He studied law at the University of Freiburg/Breisgau. Prior to joining Ashurst in 2000, Mr. Eyring was a partner at another internationally active law firm. From 2008 until 2015 he was a member of Ashurst’s international board. He has had seats on the supervisory board of various German companies.

Prof. Dr. Franca Ruhwedel	German	48	Member	July 10, 2019	2021

Curriculum vitae	Franca Ruhwedel is Professor of Finance & Accounting at the Rhein-Waal University of Applied Sciences in Kamp-Lintfort. At the same time, she has many years of experience as a supervisory board member and member of audit committees. After a banking apprenticeship and studies in Münster, she completed her doctorate in Bochum and then worked in the Mergers & Acquisitions department of the thyssenkrupp Group. She has been a university professor since 2007; her research focuses on the capital market and corporate governance.

Kevin Weber	USA	63	Member	May 31, 2016	2021

Curriculum vitae	Mr. Kevin Weber is a principal at Skysis, LLC. He was previously CEO at Paraffin International Inc., and has extensive experience in pharmaceutical marketing as well as worldwide commercialization strategies. He previously held senior roles at Depomed, Hyperion Therapeutics and Medicis Pharmaceuticals.He holds a degree in management and marketing from Western Michigan University.

Supervisory Board compensation

in EUR thousands	2020	2019	2018
Dr. Ulrich Granzer	35	30	30
Jürgen Baumann	23	23	23
John Borer	15	15	15
Reinhard Eyring	19	15	14
Hansjörg Plaggemars	-	3	15
Prof. Dr. Franca Ruhwedel	21	7	-
Kevin Weber	15	15	15
Total	128	108	112

The payments are short-term payments within the meaning of IAS 24.17 (a).

The Supervisory Board members held the following other supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Name	Company	Board	Position
Reinhard Eyring	DESTAG Deutsche Steinindustrie AG	Supervisory Board	Chair

Prof. Dr. Franca Ruhwedel	NATIONAL-BANK AG, Essen	Supervisory Board	Member
	VTG AG, Hamburg	Supervisory Board	Member